SHAREHOLDERS' EQUITY - Share Capital (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 06, 2019	Dec. 31, 2020		Dec. 31, 2019		Oct. 22, 2019	Nov. 01, 2018	Oct. 22, 2018
Reconciliation of number of shares outstanding [abstract]
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)				(1,800,000)
Changes in equity [abstract]
Balance, beginning of year		$ 704
Balance, end of year		$ 1,120		$ 704
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)				(1,800,000)
Share capital
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares)	81,700,000	81,400,000		81,700,000
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan (in shares)		400,000		0
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)		(1,100,000)		200,000
Common shares outstanding, end of year (in shares)		80,700,000		81,400,000
Changes in equity [abstract]
Balance, beginning of year	$ 1,280	$ 1,278		$ 1,280
Issuance of common shares upon exercise of options(1)		7		1
Shares repurchased and cancelled		(18)		(27)
Balance, end of year		$ 1,267		$ 1,278
Reverse Accrual For Number Of Shares To Be Repurchased And Cancelled		0		1,600,000
Reverse Accrual For Cancellation Of Treasury Shares		$ 0		$ 24
Shares to be repurchased and cancelled under ASPP in 2019 (in shares)		(1,100,000)		200,000
Retained earnings (deficit)
Changes in equity [abstract]
Balance, beginning of year	$ (168)	$ (299)	[1]	$ (168)
Balance, end of year		$ 116		$ (299)	[1]
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Stock Repurchase Program, Authorized Amount						4,083,429	5,191,965
Changes in equity [abstract]
Percentage Of Public Float						5.00%		10.00%
Entity Public Float, Shares						81,668,583		51,919,654
Automatic Share Purchase Plan
Reconciliation of number of shares outstanding [abstract]
Number of Shares Repurchased and Cancelled	1,400,000
Changes in equity [abstract]
Shares repurchased and cancelled in 2019	$ 39
Automatic Share Purchase Plan | Share capital
Changes in equity [abstract]
Shares repurchased and cancelled in 2019	22
Automatic Share Purchase Plan | Retained earnings (deficit)
Changes in equity [abstract]
Shares repurchased and cancelled in 2019	$ 17

[1]

(i) Retained earnings (deficit) comprised of:
Deficit arising on cashless exercise of warrants in 2013	15	$(263)	$(263)
All other retained earnings (deficit)		379	(36)
		$116	$(299)